N-6	Oct. 10, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	Oct. 10, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Pacific Select Fund Portfolio Investment Advisor (Subadvisor)

Effective November 1, 2023, the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY is amended to reflect that the Investment Advisor (Subadvisor) for the Diversified Bond Portfolio will change from Western Asset Management Company, LLC to Loomis Sayles & Company, L.P. The Investment Advisor (Subadvisor) for the Mid-Cap Equity Portfolio will change from Scout Investments to Blackrock Investment Management, LLC.

Effective November 1, 2023, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.62%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.59%[1]
Pacific Select Fund Mid-Cap Equity Portfolio Class P; Pacific Life Fund Advisors LLC (Blackrock Investment Management, LLC)	0.69%[1]

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

The underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
		1 Year	5 Year	10 Year
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P); Pacific Life Fund Advisors LLC	0.44%[1]	-14.78%	N/A	N/A
Pacific Select Fund Emerging Markets Debt Portfolio Class P; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	0.87%[1]	-9.08%	-1.94%	0.41%
Pacific Select Fund Health Sciences Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.94%	-5.61%	11.51%	15.80%
Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
		1 Year	5 Year	10 Year
Pacific Select Fund Large-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.64%	-6.44%	7.96%	10.54%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Prospectuses Available [Text Block]	Effective November 1, 2023, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:
Portfolio Companies [Table Text Block]

Effective November 1, 2023, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Pacific Select Fund ESG Diversified Portfolio Class P; Pacific Life Fund Advisors LLC	0.62%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class P; Pacific Life Fund Advisors LLC	0.59%[1]
Pacific Select Fund Mid-Cap Equity Portfolio Class P; Pacific Life Fund Advisors LLC (Blackrock Investment Management, LLC)	0.69%[1]

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

The underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
		1 Year	5 Year	10 Year
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Class P); Pacific Life Fund Advisors LLC	0.44%[1]	-14.78%	N/A	N/A
Pacific Select Fund Emerging Markets Debt Portfolio Class P; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	0.87%[1]	-9.08%	-1.94%	0.41%
Pacific Select Fund Health Sciences Portfolio Class P; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.94%	-5.61%	11.51%	15.80%
Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
		1 Year	5 Year	10 Year
Pacific Select Fund Large-Cap Value Portfolio Class P; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.64%	-6.44%	7.96%	10.54%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Average Annual Total Returns, 1 Year [Percent]	1.00%
Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Pacific Select Fund ESG Diversified Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Growth Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[1]
Pacific Select Fund ESG Diversified Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund ESG Diversified Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.62%	[1]
Pacific Select Fund Emerging Markets Debt Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Debt Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.87%	[1]
Average Annual Total Returns, 1 Year [Percent]	(9.08%)
Average Annual Total Returns, 5 Years [Percent]	(1.94%)
Average Annual Total Returns, 10 Years [Percent]	0.41%
Pacific Select Fund Health Sciences Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Health Sciences Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(5.61%)
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	15.80%
Pacific Select Fund Large-Cap Value Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Value Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(6.44%)
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Pacific Select Fund Mid-Cap Equity Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Equity Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Blackrock Investment Management, LLC
Current Expenses [Percent]	0.69%	[1]
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.44%	[1]
Average Annual Total Returns, 1 Year [Percent]	(14.78%)

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.